Loss Per Share - Narrative (Details) shares in Millions		3 Months Ended		12 Months Ended
	May 29, 2020	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Reverse recapitalization, conversion ratio	0.112	0.112			0.112
Antidilutive securities excluded from computation (in shares)				47.7
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)		57.6	3.2	47.4	3.2
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)				0.3